Restricted Assets	12 Months Ended
Mar. 31, 2020
Assets [abstract]
Restricted Assets
45.
Tata Motors Limited (“Parent Company”) – condensed financial information as to financial position, cash flows and results of operations has not been provided, as per the requirements of Rule 12-04 (a) of Regulation S-X, because restricted net ass
e
ts of the consolidated subsidiaries does not exceed 25% of the consolidated net assets as at March 31, 2020. As at March 31, 2020 and 2019, Rs. 115,515.2 million and Rs. 127,705.6 million, respectively, of restricted assets were not available for distribution.